Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	May 31, 2024	Feb. 29, 2024
Accounting Policies [Abstract]
Schedule of Underlying Common Shares Excluded from Computation of Loss Per Share
	May 31,
	2024	2023
Warrants	484,063	-
Stock Options	79,560	-
Preferred Stock	66,385	-
Total Underlying Common Shares	630,008	-

	Year Ended February 29 and 28,
	2024	2023
Warrants	486,165	-
Stock Options	85,300	-
Preferred Stock	475,835	-
Total Underlying Common Shares	1,047,300	-

Schedule of Estimated Useful Lives for Property and Equipment
Category	Method	Estimated useful life
Furniture & Fixtures	Straight line	5 years
Computer & Equipment	Straight line	3 years

Schedule of Estimated Useful Lives for Finite Life Intangible Assets

The estimated useful lives for the Company’s finite life intangible assets are as follows:

Category	Method	Estimated useful life
Software	Straight line	1 - 3 years
Software licenses	Straight line	0.5 - 4 years

Schedule of Amounts Used In Computing Loss Per Share and Effect On Net Loss and Weighted Average Number Of Shares

The following table shows the amounts used in computing loss per share and the effect on net loss and the weighted average number of shares of dilutive potential common stock for the periods ended May 31, 2024 and 2023:

	Three Months Ended May 31,
	2024	2023
Loss from continuing operations	$(1,987,626)	$(1,095,371)
Preferred dividends	(10,688)	-
Loss from continuing operations applicable to common stockholders	(1,998,314)	(1,095,371)
Gain from discontinued operations applicable to common stockholders	8,909	-
Net loss applicable to common stockholders	$(1,989,405)	$(1,095,371)

Weighted average number of common shares outstanding used in loss per share during the period (denominator)	1,279,165	83,371

The following data show the amounts used in computing loss per share and the effect on income and the weighted average number of shares of dilutive potential common stock for the periods ended February 29, 2024 and 2023:

	Year Ended February
	2024	2023
Loss from continuing operations	$(6,656,837)	$(5,033,496)
Preferred dividends	(7,125)	-
Loss from continuing operations applicable to common stockholders	(6,663,962)	(5,033,496)
Loss from discontinued operations applicable to common stockholders	(675,314)	-
Net loss applicable to common stockholders	$(7,339,276)	$(5,033,496)

Weighted average number of common shares Outstanding used in loss per share during the Period (denominator)	228,274	71,581